Disposal groups classified as held for sale (Details) € in Thousands	Jul. 01, 2025 item	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Jun. 30, 2024 EUR (€)
Disposal groups classified as held for sale
Assets		€ 31,291,184	€ 33,566,579	€ 33,896,204
Disposal groups classified as held for sale
Disposal groups classified as held for sale
Assets		153,660	161,013
Disposal group classified as held for sale in Brazil, Kazakhstan and Malaysia | Care Delivery | Non-recurring fair value measurement
Disposal groups classified as held for sale
Assets		€ 81,320	€ 82,544
Disposal group classified as held for sale, renal dialysis clinics in Malaysia | Care Delivery
Disposal groups classified as held for sale
Number of clinics to be divested | item	1